Allowance for Loan Losses - Age Analysis of Past Due Loans Delinquencies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans in repayment and percentage of each status:
Loans receivable for partially charged-off loans	$ 1,347	$ 1,241	$ 1,040	$ 499
Loans allowance for losses	(2,377)	(2,427)	(2,283)	(1,680)
Loans, net	162,546	174,420
Troubled Debt Restructured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in-school/grace/deferment	574	285	16
Loans in forbearance	544	696	12
Loans in repayment and percentage of each status:
Loans current	4,619	3,018	281
Loans delinquent 31-60 days	478	427	33
Loans delinquent 61-90 days	254	215	24
Loans delinquent greater than 90 days	908	672	78
Total loans in repayment	6,259	4,332	416
Total loans, gross	7,377	5,313	444
Loans current, in percentage	73.80%	69.70%	67.70%
Loans delinquent 31-60 days, in percentage	7.60%	9.80%	7.90%
Loans delinquent 61-90 days, in percentage	4.10%	5.00%	5.70%
Loans delinquent greater than 90 days, in percentage	14.50%	15.50%	18.70%
Loans in repayment, in percentage	100.00%	100.00%	100.00%
FFELP Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in-school/grace/deferment	17,702	22,887	28,214
Loans in forbearance	15,902	19,575	22,028
Loans in repayment and percentage of each status:
Loans current	75,499	77,093	80,026
Loans delinquent 31-60 days	4,710	5,419	5,500
Loans delinquent 61-90 days	2,788	3,438	3,178
Loans delinquent greater than 90 days	7,734	8,231	7,992
Total loans in repayment	90,731	94,181	96,696
Total loans, gross	124,335	136,643	146,938
Loans unamortized premium (discount)	1,436	1,674	1,900
Total loans	125,771	138,317	148,838
Loans allowance for losses	(159)	(187)	(189)	(161)
Loans, net	125,612	138,130	148,649
Loans current, in percentage	83.20%	81.90%	82.80%
Loans delinquent 31-60 days, in percentage	5.20%	5.80%	5.70%
Loans delinquent 61-90 days, in percentage	3.10%	3.70%	3.30%
Loans delinquent greater than 90 days, in percentage	8.50%	8.60%	8.20%
Loans in repayment, in percentage	100.00%	100.00%	100.00%
Percentage of loans in repayment	73.00%	68.90%	65.80%
Delinquencies as a percentage of loans in repayment	16.80%	18.10%	17.20%
Loans in forbearance as a percentage of loans in repayment and forbearance	14.90%	17.20%	18.60%
Private Education Traditional Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in-school/grace/deferment	5,421	5,866	7,419
Loans in forbearance	996	1,195	1,156
Loans in repayment and percentage of each status:
Loans current	26,597	25,110	22,850
Loans delinquent 31-60 days	837	868	794
Loans delinquent 61-90 days	375	393	340
Loans delinquent greater than 90 days	1,121	1,096	1,060
Total loans in repayment	28,930	27,467	25,044
Total loans, gross	35,347	34,528	33,619
Loans unamortized premium (discount)	(713)	(792)	(801)
Total loans	34,634	33,736	32,818
Loans receivable for partially charged-off loans	797	705	558
Loans allowance for losses	(1,637)	(1,542)	(1,231)
Loans, net	33,794	32,899	32,145
Loans current, in percentage	91.90%	91.40%	91.20%
Loans delinquent 31-60 days, in percentage	2.90%	3.20%	3.20%
Loans delinquent 61-90 days, in percentage	1.30%	1.40%	1.40%
Loans delinquent greater than 90 days, in percentage	3.90%	4.00%	4.20%
Loans in repayment, in percentage	100.00%	100.00%	100.00%
Percentage of loans in repayment	81.90%	80.00%	74.50%
Delinquencies as a percentage of loans in repayment	8.10%	8.60%	8.80%
Loans in forbearance as a percentage of loans in repayment and forbearance	3.30%	4.20%	4.40%
Private Education Loans - Non-Traditional [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in-school/grace/deferment	483	656	921
Loans in forbearance	140	191	184
Loans in repayment and percentage of each status:
Loans current	1,978	2,012	2,038
Loans delinquent 31-60 days	175	208	217
Loans delinquent 61-90 days	106	127	131
Loans delinquent greater than 90 days	325	371	422
Total loans in repayment	2,584	2,718	2,808
Total loans, gross	3,207	3,565	3,913
Loans unamortized premium (discount)	(83)	(81)	(93)
Total loans	3,124	3,484	3,820
Loans receivable for partially charged-off loans	550	536	482
Loans allowance for losses	(534)	(629)	(791)
Loans, net	$ 3,140	$ 3,391	$ 3,511
Loans current, in percentage	76.50%	74.00%	72.60%
Loans delinquent 31-60 days, in percentage	6.80%	7.70%	7.70%
Loans delinquent 61-90 days, in percentage	4.10%	4.70%	4.70%
Loans delinquent greater than 90 days, in percentage	12.60%	13.60%	15.00%
Loans in repayment, in percentage	100.00%	100.00%	100.00%
Percentage of loans in repayment	80.60%	76.20%	71.80%
Delinquencies as a percentage of loans in repayment	23.40%	26.00%	27.40%
Loans in forbearance as a percentage of loans in repayment and forbearance	5.10%	6.60%	6.10%